PRIVATE PLACEMENT - Additional Information (Detail) - USD ($)	Aug. 04, 2021	Aug. 02, 2021
Private Placement [Member]
Class of Stock [Line Items]
Warrant exercise price	$ 1.00
Sale of an additional private placement warrants	$ 982,754
Private Placement [Member] | Sponsor [Member]
Class of Stock [Line Items]
Class of warrant or rights issued during period, shares		9,000,000
Class of warrant or rights issue price per share		$ 1.00
Class of warrant or rights issued during period, Value		$ 9,000,000
Common Class A [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrant exercise price		$ 11.50
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued	2,807,868
Sale of stock price per share	$ 10.00
Sale of an additional private placement warrants	$ 982,754